Investments in Available-for-Sale Securities (Tables)	12 Months Ended
Dec. 31, 2021
Investments, Debt and Equity Securities [Abstract]
Summary of Securities Classified as Available-for-Sale	These securities are classified as available-for-sale and, accordingly, the unrealized gains and losses are recorded through other comprehensive income and loss.

	December 31, 2021
		Gross Unrealized	Gross Unrealized
	Cost Basis	Gains	Losses	Fair Value
U.S government and agency securities	$—	$—	$—	$—
Corporate notes and bonds	82,007	572	(493)	82,086
Preferred stock	21,553	126	(76)	21,603
Total investments	$103,560	$698	$(569)	$103,689

	December 31, 2020
		Gross Unrealized	Gross Unrealized
	Cost Basis	Gains	Losses	Fair Value
U.S government and agency securities	$75	$1	$—	$76
Corporate notes and bonds	100,235	242	(219)	100,258
Preferred stock	—	—	—	—
Total investments	$100,310	$243	$(219)	$100,334